Changes in significant accounting policies	12 Months Ended
Dec. 31, 2020
Changes in significant accounting policies
Changes in significant accounting policies

4.    Changes in significant accounting policies

Changes applicable from January 1, 2020

The Group applied Definition of a Business (Amendments to IFRS 3) to business combinations whose acquisition dates are on or after 1 January 2020 in assessing whether it had acquired a business or a group of assets. The details of accounting policies are set out in Note 5. See also Note 8 for details of the Group's acquisition of a subsidiary during the year.

A number of other amendments to standards are effective from January 1, 2020 but they do not have a material effect on the Group's financial statements.

Changes applicable from January 1, 2019

The Group adopted IFRS 16 Leases from January 1, 2019 (see A below).

A number of other new standards, amendments and interpretations are effective from January 1, 2019 but they do not have a material effect on the Group’s financial statements.

A.   IFRS 16 Leases

IFRS 16 introduced a single, on-balance sheet accounting model for lessees. As a result, the Group, as a lessee, has recognised right-of-use assets representing its rights to use the underlying assets and lease liabilities representing its obligation to make lease payments.

The Group has applied IFRS 16 using the modified retrospective approach. Accordingly, the comparative information presented for 2018 has not been restated and is presented, as previously reported, under IAS 17 and related interpretations. The details of the changes in accounting policies are disclosed below. Additionally, the disclosure requirements in IFRS 16 have not generally been applied to comparative information.

(i)    Definition of a lease

Previously, the Group determined at contract inception whether an arrangement was, or contained, a lease under IFRIC 4 Determining Whether an Arrangement contains a Lease. The Group now assesses whether a contract is, or contains, a lease based on the new definition of a lease, as explained in Note 5(h).

On transition to IFRS 16, the Group elected to apply the practical expedient to grandfather the assessment of which transactions are leases, therefore it applied IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 were not reassessed. Therefore, the definition of a lease under IFRS 16 has been applied only to contracts entered into or changed on or after January 1, 2019.

(ii)    As a lessee

The Group leases several office premises. As a lessee, the Group previously classified leases as operating leases based on its assessment of whether the lease transferred substantially all of the risks and rewards of ownership. Under IFRS 16, the Group recognizes right-of-use assets and lease liabilities for long-term lease contracts and so these leases are on-balance sheet.

However, the Group elected not to recognize right-of-use assets and lease liabilities for short-term leases for office premises. The Group recognized the lease payments associated with these short-term leases as an expense on a straight-line basis over the lease term.

The Group presents right-of use assets and lease liabilities in separate lines in the statement of financial position.

(iii)  Transition

Previously, the Group classified leases for office premises as operating leases under IAS 17.

At transition, for long-term leases classified as operating leases under IAS 17, lease liabilities were measured at the present value of the remaining lease payments, discounted at the Group’s incremental borrowing rate as at January 1, 2019. Right-of-use assets are measured at an amount equal to the lease liability, adjusted by the amount of any prepaid or accrued lease payments.

The Group applied the exemption not to recognize right-of-use assets and liabilities for leases with less than 12 months of lease term.

(iv)  Impacts on transition

On transition to IFRS 16, the Group recognized additional right-of-use assets and additional lease liabilities. The impact on transition is summarized below.

January 1,
(in thousands of Russian Roubles)	2019
Right-of-use assets	345,051
Lease liabilities	(343,455)
Prepaid expenses and other current assets	(1,596)

When measuring lease liabilities for leases that were previously classified as operating leases, the Group discounted lease payments using its incremental borrowing rate at January 1, 2019. The weighted-average rate applied is 10.15%.

January 1,
(in thousands of Russian Roubles)	2019
Operating lease commitment at December 31, 2018 as disclosed in the Group’s consolidated financial statements	443,292
Discounted using the incremental borrowing rate at January 1, 2019	343,455
Lease liabilities recognised at January 1, 2019	343,455

Changes applicable from January 1, 2018

The Group adopted IFRS 15 Revenue from Contracts with Customers (see B) and IFRS 9 Financial Instruments (see C) on January 1, 2018.

B.   IFRS 15 Revenue from Contracts with Customers

IFRS 15 establishes a comprehensive framework for determining whether, how much and when revenue is recognised. It replaced IAS 18 Revenue, IAS 11 Construction Contracts and related interpretations.

The most significant impact on revenue recognition relates to our accounting for bundled subscriptions that include access to our CV database and allow customers to display job advertisements. Under IAS 18, the revenue attributable to these components was recognized collectively on a straight-line basis over the term of the bundled subscription arrangement. This is because the services are generally performed concurrently through an indeterminate number of acts and the estimated incremental cost of providing the services is insignificant such that our cost-plus-margin is not impacted if the cap on display of job advertisements is substantive for certain customers. Under IFRS 15 we have determined that the number of job advertisements displayed, an output method, provides the most faithful depiction of the value of the services transferred to customers for this performance obligation when the cap is substantive, which resulted in a deferral of revenue from bundled subscriptions. The Group adopted IFRS 15 using the full retrospective approach, corresponding adjustments were recognized as at January 1, 2017 and December 31, 2017.

C.   IFRS 9 Financial Instruments

IFRS 9 sets out requirements for recognising and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. This standard replaces IAS 39 Financial Instruments: Recognition and Measurement.

(i)   Classification and measurement of financial assets and financial liabilities

Information about the Group’s accounting policies relating to classification and measurement of financial assets is described in Note 5(c).

(ii)   Impairment – Financial assets and contract assets

Information about the Group’s accounting policies relating to impairment of financial assets is described in Note 5(g).

The following analysis provides further detail about the impact of adopting IFRS 9 on the opening balance.

Trade and other receivables

The estimated ECLs were calculated based on actual credit loss experience over the past three years.

Cash and cash equivalents

The estimated impairment on cash and cash equivalents was calculated based on the short maturities of the exposures.

The following table summarises the impact, net of tax, of transition to IFRS 9 on the opening balance of retained earnings.

Impact of adopting
IFRS 9 on opening
(in thousands of Russian Roubles)	balance
Retained earnings
Recognition of expected credit losses under IFRS 9 (net of tax)	(2,935)
Impact at January 1, 2018	(2,935)

The Group has initially applied IFRS 9 at January 1, 2018 using the exemption allowing it not to restate comparative information for prior periods with respect to classification and measurement (including impairment) changes.